Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Certain directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2023 and 2022.
A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2023	2022
	(In thousands)
Balance at beginning of year	$7,742	$6,879
New loans and advances	478	1,957
Repayments	(847)	(1,094)
Balance at end of year	$7,373	$7,742
We had $1.69 million and $1.91 million in loan commitments to directors and executive officers at December 31, 2023 and 2022, respectively. Of these commitments, $0.03 million and $0.01 million were outstanding at December 31, 2023 and 2022, respectively, and included in the table above.
Deposits held by us for directors and executive officers totaled $2.9 million and $2.6 million at December 31, 2023 and 2022, respectively.